Derivative Financial Instruments and Hedge Accounting - Summary of Amounts at the Reporting Rate Relating to Items Designated as Hedge Items (Detail) - Financial liabilities - borrowings [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness	£ 0	£ 0
Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items	(169)	(167)
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	6	11
Change in fair value of hedged item used to determine hedge ineffectiveness	5	15
Hedge ineffectiveness	£ 1	£ (1)
Line item in profit or loss that includes hedge ineffectiveness	Finance costs	Finance costs
Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items	£ (169)	£ (167)
Change in fair value of hedged item used to determine hedge ineffectiveness	5	(14)
Hedge ineffectiveness	£ 0	£ 0
Line item in profit or loss that includes hedge ineffectiveness